UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 91.2%
	Construction - 3.5%
10,465	Dycom Industries, Inc. (a)	$936,827

	Educational Services - 3.5%
51,784	K12, Inc. (a)	927,969

	Finance and Insurance - 14.6%
4,290	Credit Acceptance Corporation (a)	1,103,131
23,564	Employers Holdings, Inc.	996,757
5,391	MarketAxess Holdings, Inc.	1,084,130
68,960	Net 1 UEPS Technologies, Inc. (a)	679,946
		3,863,964
	Information -7.6%
27,200	NeuStar, Inc. (a)	907,120
30,900	RealPage, Inc. (a)	1,110,855
		2,017,975
	Information Technology - 3.8%
44,200	Barracuda Networks, Inc. (a)	1,019,252

	Management of Companies and Enterprises - 3.3%
8,610	Cooper-Standard Holdings, Inc. (a)	868,491

	Manufacturing - 43.8% ◊
18,050	Ambarella, Inc. (a)	876,328
15,604	Cirrus Logic, Inc. (a)	978,683
284,965	Genocea Biosciences, Inc. (a)	1,487,517
39,930	HollySys Automation Technologies, Ltd.	663,237
30,026	II-VI, Inc. (a)	1,029,892
32,950	MaxLinear, Inc. (a)	918,975
32,650	Motorcar Parts of America, Inc. (a)	922,036
23,320	Natus Medical, Inc. (a)	869,836
9,200	Sanderson Farms, Inc.	1,063,980
12,869	Sturm Ruger & Company, Inc.	799,808
98,400	Sucampo Pharmaceuticals, Inc. (a)	1,033,200
41,250	Tower Semiconductor, Ltd. (a)	983,813
		11,627,305
	Mining, Quarrying, and Oil and Gas Extraction - 3.1%
33,100	Basic Energy Services, Inc. (a)	824,190

	Professional, Scientific, and Technical Services - 8.0%
23,860	AMN Healthcare Services, Inc. (a)	931,733
33,000	Enanta Pharmaceuticals, Inc. (a)	1,187,340
		2,119,073
	TOTAL COMMON STOCKS (Cost $19,713,973)	24,205,046

	SHORT-TERM INVESTMENTS - 8.9%
2,373,295	Fidelity Institutional Money Market Funds - Government Portfolio, Class I - 0.81% *	2,373,295
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,373,295)	2,373,295
	TOTAL INVESTMENTS - 100.1% (Cost $22,087,268)	26,578,341
	Liabilities in Excess of Other Assets - (0.1)%	(15,503)
	NET ASSETS - 100.0%	$26,562,838

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2017.
◊	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The cost basis of investments for federal income tax purposes as of June 30, 2017 is as follows+:

Cost of investments	$22,087,268
Gross unrealized appreciation	5,753,414
Gross unrealized depreciation	(1,262,341)
Net unrealized appreciation	$4,491,073

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,205,046	$-	$-	$24,205,046
Short-Term Investments	2,373,295	-	-	2,373,295
Total Investments in Securities	$26,578,341	$-	$-	$26,578,341
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                                             August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                                             August 23, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date                                                          August 23, 2017

* Print the name and title of each signing officer under his or her signature.